Loans and liquidity investments - Schedule of loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022
Loans:
Loans in the form of interest-bearing securities	kr 47,485		kr 48,726
Loans to credit institutions	22,939		13,529
Loans to the public	200,216		224,354
Cash collateral under the security agreements for derivative contracts	(6,858)		(3,201)
Deposits where the time to maturity exceeds 3 month	(1,070)		0
Total lending portfolio	262,712		283,408
Liquidity investments:
Cash and cash equivalents	7,259	[1]	5,219	[1]	kr 3,482		kr 4,060
Treasuries/government bonds	13,419		4,150
Other interest-bearing securities except loans	43,237		52,843
Deposits where the time to maturity exceeds 3 month	1,070		0
Total liquidity investments	64,985		62,212
of which issued by public authorities	kr 15,530		kr 11,697

[1]
3 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.